Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure	$ 16,394	$ 34,839
Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure	932	3,733
42 Telecom Ltd [Member] | Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member] | Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Telvantis Voice Services, Inc. [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure	15,462	31,106
Telvantis Voice Services, Inc. [Member] | Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Telvantis Voice Services, Inc. [Member] | Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure